Schedule of investments
Optimum International Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.81%Δ
Australia — 1.65%
Ampol	2,816	$ 63,741
Aristocrat Leisure	805	34,114
Beacon Minerals	9,349	16,884
EBOS Group	47	557
Enero Group	384	85
OceanaGold	71,233	1,785,534
Pro Medicus	16,043	2,268,055
Regis Resources	104,701	443,728
Rio Tinto	136,589	12,921,977
South32	537,900	1,460,617
Wagners Holding	18,860	62,468
Whitehaven Coal	89,037	472,048
		19,529,808
Austria — 0.13%
Erste Group Bank	6,780	907,421
Raiffeisen Bank International	9,229	589,982
		1,497,403
Belgium — 0.81%
KBC Group	44,044	6,015,604
UCB	11,932	3,572,098
		9,587,702
Bermuda — 0.00%
Himalaya Shipping	2,578	34,260
		34,260
Brazil — 2.51%
Ambev	1,016,900	3,206,929
B3 - Brasil Bolsa Balcao	3,028,300	8,517,699
Gerdau ADR	567,562	2,292,951
Grupo Multi	110,000	36,011
Lojas Renner	253,400	725,501
MercadoLibre †	4,784	8,120,314
Petroleo Brasileiro ADR	379,207	6,127,985
Yara International	16,766	737,332
		29,764,722
Canada — 6.28%
B2Gold	4,400	16,505
Bank of Nova Scotia	171,100	14,871,495
Bird Construction	10,800	492,920
Bombardier Class B †	1,700	391,411
Canada Packers	3,500	47,259
Canadian Imperial Bank of Commerce	105,400	12,137,443
Celestica †	5,500	2,005,866
Centerra Gold	28,100	445,598
CES Energy Solutions	22,773	266,066
Cogeco	3,833	167,455
Constellation Software	2,687	5,058,551
DPM Metals	60,300	1,958,342
	Number of shares	Value (US $)
Common StocksΔ (continued)
Canada (continued)
DRI Healthcare Trust	5,500	$ 71,743
Empire Class A	49,700	1,740,595
Enerflex	3,100	76,131
Enghouse Systems	9,713	109,988
Ensign Energy Services †	15,700	36,752
Fortuna Mining †	154,000	1,301,928
Groupe Dynamite	5,100	192,529
Haivision Systems †	8,400	26,356
Hemisphere Energy	20,900	35,810
Hudbay Minerals	43,600	1,029,553
iA Financial	23,080	3,186,855
Imperial Metals †	12,400	54,120
Kinaxis †	9,695	1,040,901
Lumine Group †	74,254	1,125,656
Martinrea International	25,979	183,176
National Bank of Canada	62,300	9,835,779
Obsidian Energy †	1,516	12,410
Paramount Resources Class A	4,100	78,459
Pason Systems	18,092	157,289
PHX Energy Services	24,500	183,804
Quebecor Class B	34,200	1,632,292
Shopify Class A †	34,511	3,940,466
Stella-Jones	70,248	3,882,276
Strathcona Resources	7,231	192,062
Suncor Energy	57,400	3,088,045
TFI International	17,978	2,587,843
Torex Gold Resources	20,173	802,937
Total Energy Services	7,700	119,877
		74,584,543
Chile — 0.46%
Cia Cervecerias Unidas ADR	1,942	21,750
Lundin Mining	222,521	5,422,405
		5,444,155
China — 11.08%
AIA Group	824,400	7,547,576
Aimer Class A	67,000	113,930
AInnovation Technology Group Class H †	44,400	22,258
Allied Group	218,000	59,391
Aluminum Corp. of China Class H	264,000	253,551
Anhui Huilong Agricultural Means of Production Class A	250,500	165,881
ATRenew ADR	11,140	43,112
Autohome ADR	35,867	682,549
Beijing Caishikou Department Store Class A	64,400	130,784
NQ- OPTIE [0626] 0826 (5831270)    1

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Beijing Oriental Yuhong Waterproof Technology Class A	394,400	$ 692,482
BOE Technology Group Class A	6,820,089	8,771,317
Bros Eastern Class A	154,100	154,207
Build King Holdings	73,424	12,937
BXN Holding Class A	776,400	408,306
Canny Elevator Class A	170,000	173,477
Cathay Pacific Airways	798,000	1,325,100
Chengdu Hongqi Chain Class A	246,300	151,270
China Construction Bank Class H	5,784,000	5,965,920
China International Marine Containers Group Class H †	45,800	43,521
China Mengniu Dairy	156,000	320,466
China Merchants Bank Class H	640,000	3,674,730
China Taiping Insurance Holdings	431,400	997,056
China Union Holdings Class A †	747,694	483,683
China Yuchai International	3,629	172,051
Chongqing Shunbo Aluminum Class A	156,900	137,023
Chow Sang Sang Holdings International	65,000	80,706
CK Asset Holdings	137,500	776,799
Comba Telecom Systems Holdings	980,000	122,869
Contemporary Amperex Technology Class A	134,100	7,795,175
Create Technology & Science Class A	271,400	828,028
Dah Sing Financial Holdings	30,000	144,545
Daheng New Epoch Technology Class A †	251,200	494,771
Edan Instruments Class A	66,800	120,940
Focus Media Information Technology Class A	1,338,100	956,506
Fujian Fuxin Software Development JSC Class A	84,478	745,394
G-bits Network Technology Xiamen Class A	62,700	3,324,251
Guangdong Dongpeng Holdings Class A	645,500	415,730
Guangdong Shirongzhaoye Class A	156,700	92,686
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangzhou KDT Machinery Group Class A	172,862	$ 492,814
Guangzhou Kingmed Diagnostics Group Class A	95,700	318,275
H World Group ADR	11,854	494,549
Han's Laser Technology Industry Group Class A	25,200	560,792
Healthcare Class A †	126,000	110,306
Hefei Meiya Optoelectronic Technology Class A	113,000	239,427
Hisense Visual Technology Class A	170,500	701,746
Huishang Bank Class H	264,000	145,417
Inner Mongolia ERDOS Resources Class A	158,196	250,435
Jacobson Pharma	208,796	27,732
JD Logistics †	74,500	112,127
Jiangsu Changbao Steeltube Class A	703,300	643,992
Jiangsu Eastern Shenghong Class A †	226,100	382,441
Jingjin Equipment Class A	204,900	363,653
Jiumaojiu International Holdings	214,000	33,062
Johnson Electric Holdings	141,000	351,282
JOYY ADR	17,282	1,140,439
Juneyao Airlines Class A	196,300	298,372
Keda Industrial Group Class A	454,200	928,669
Kuaishou Technology	223,000	1,195,255
Kweichow Moutai Class A	12,800	2,238,123
Lee & Man Paper Manufacturing	219,988	80,615
Lenovo Group	1,158,000	3,436,138
Li Ning	859,000	1,619,358
Luolai Lifestyle Technology Class A	467,821	682,611
Luyuan Group Holding Cayman †	30,500	49,311
Maoyan Entertainment	197,400	112,523
Metallurgical Corp. of China Class H	924,000	155,950
Midea Group Class A	607,500	6,772,883
Natural Food International Holding	344,000	67,394
NetEase	248,700	6,387,058
New Oriental Education & Technology Group	73,000	335,342
Niu Technologies ADR †	7,865	15,809
Opple Lighting Class A	24,899	60,082

2    NQ- OPTIE [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
PAX Global Technology	233,000	$ 99,933
PDD Holdings ADR †	27,240	2,077,867
Perfect World Class A	192,400	354,178
PetroChina Class H	1,612,000	1,739,770
Ping An Insurance Group Co. of China Class H	896,500	5,862,019
Postal Savings Bank of China Class H	2,409,000	1,406,667
Qingdao Citymedia Class A	29,700	20,359
Shanghai Jinjiang International Hotels Class A	57,100	151,743
Shanghai Rongtai Health Technology Class A	134,400	337,577
Silergy	233,000	4,453,607
Sinocare Class A †	60,500	124,642
SITC International Holdings	118,000	473,363
Skyworth Group †	100,741	54,321
Sonoscape Medical Class A	158,600	430,820
Suzhou Sonavox Electronics Class A	30,535	94,292
TCL Technology Group Class A	1,921,887	1,656,316
Tencent Holdings	263,300	14,529,568
Tencent Music Entertainment Group ADR	291,535	2,434,317
Tiangong International	226,000	102,718
Tianli International Holdings	622,000	88,032
Vatti Class A	49,600	33,104
Vipshop Holdings ADR	217,713	2,886,874
VSTECS Holdings	194,000	220,657
Weichai Power Class H	530,000	2,324,889
World Union Group Class A †	747,600	226,510
XD	35,000	199,716
Xiamen Jihong Technology Class A	16,300	62,276
Xingtong Shipping Class A	62,240	115,126
Yangzijiang Shipbuilding Holdings	807,500	2,142,140
Zhefu Holding Group Class A	504,300	377,227
Zhejiang Semir Garment Class A	1,540,921	1,145,605
Zhihu ADR †	5,037	15,766
Zhongji Innolight Class A	9,500	1,808,912
Zhou Hei Ya International Holdings	208,500	31,676
Zhuzhou Huarui Precision Cutting Tools Class A	22,910	677,131
Zijin Mining Group Class H	1,006,000	3,557,214
		131,521,892
	Number of shares	Value (US $)
Common StocksΔ (continued)
Côte d'Ivoire — 0.15%
Endeavour Mining	36,987	$ 1,811,662
		1,811,662
Czech Republic — 0.13%
CEZ	16,278	951,985
Komercni Banka	8,194	375,750
Moneta Money Bank	28,767	252,158
		1,579,893
Denmark — 1.75%
ALK-Abello	4,372	163,528
AP Moller - Maersk Class B	1,409	3,347,146
Bavarian Nordic †	360	10,071
DSV	42,409	10,091,365
Genmab †	1,247	341,868
H Lundbeck	43,309	281,659
Novo Nordisk ADR	4,142	198,568
Novonesis Novozymes Class B	100,765	6,360,149
		20,794,354
Finland — 0.73%
Nokia ADR	91,337	1,212,955
Orion Class A	311	25,486
Orion Class B	38,854	3,191,761
Wartsila	111,070	4,242,005
		8,672,207
France — 3.68%
BNP Paribas	89,877	10,497,019
Bouygues	12,851	717,648
Danone	91,697	7,495,160
Edenred	178,070	4,577,492
Eiffage	7,606	1,121,924
Ipsen	3,264	629,035
Klepierre	4,299	179,671
LVMH Moet Hennessy Louis Vuitton	6,544	3,619,227
Nexans	20,510	3,413,746
Societe Generale	79,423	7,029,743
TotalEnergies	55,711	4,307,881
VIEL & Cie	5,146	106,094
		43,694,640
Germany — 3.96%
Aumovio †	17,272	713,007
Aurubis	1,622	336,197
Bayer	17,822	985,703
BioNTech ADR †	17,618	1,639,355
Deutsche Boerse	41,750	11,387,308
DWS Group & Co.	4,493	337,535
HOCHTIEF	2,988	1,731,988
MTU Aero Engines	11,018	4,591,237
Nordex †	6,738	355,500
NQ- OPTIE [0626] 0826 (5831270)    3

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Rational	4,210	$ 3,084,189
Salzgitter	9,341	483,734
SAP	30,871	4,758,710
Scout24	83,903	6,943,360
Siemens Energy	43,691	8,329,318
SMA Solar Technology †	5,623	405,879
thyssenkrupp	72,757	866,483
Trivago ADR †	3,049	16,678
Westwing Group †	2	38
		46,966,219
Greece — 0.06%
Danaos	991	121,269
ElvalHalcor	40,767	233,293
Euroseas	230	15,265
Hellenic Telecommunications Organization	6,310	140,119
HELLENiQ ENERGY Holdings	2,040	25,756
Motor Oil Hellas Corinth Refineries	1,519	66,613
Okeanis Eco Tankers	1,095	54,094
Thrace Plastics Holding and Co.	12,866	67,844
		724,253
Hungary — 0.19%
MOL Hungarian Oil & Gas	157,107	1,867,010
OTP Bank	1,283	189,507
Richter Gedeon	4,713	182,695
		2,239,212
India — 0.90%
Acevector Limited =, †, π	227,200	53,404
Acevector Limited Series G =, †, π	75,200	17,676
Bajaj Consumer Care †	17,470	110,693
Bharat Petroleum	109,818	353,278
HDFC Bank	719,323	6,070,695
Hinduja Global Solutions †	5,681	24,798
ICICI Lombard General Insurance	185,833	3,423,904
Intellect Design Arena	35,930	272,656
Kirloskar Industries	1,307	54,094
Nucleus Software Exports	2,228	17,821
Procter & Gamble Hygiene & Health Care	2,593	249,039
Rupa & Co.	325	581
		10,648,639
Indonesia — 0.14%
Akasha Wira International †	37,900	68,731
	Number of shares	Value (US $)
Common StocksΔ (continued)
Indonesia (continued)
Asuransi Tugu Pratama Indonesia	107,400	$ 6,918
Bank OCBC Nisp	83,751	5,504
Blue Bird	479,300	39,808
ESSA Industries Indonesia	4,838,200	139,686
First Resources	24,300	58,414
Hanjaya Mandala Sampoerna	2,670,732	100,734
Indo-Rama Synthetics †	28,097	3,064
Indosat	1,178,600	114,382
Japfa Comfeed Indonesia	2,048,100	223,154
MDS Retailing	292,600	24,226
Perusahaan Gas Negara Persero	3,540,620	271,016
Samudera Indonesia	42,480	648
Semen Indonesia Persero	1,400,600	111,183
Telkom Indonesia Persero	1,634,500	217,113
Trimegah Bangun Persada	971,252	42,676
Triputra Agro Persada	874,600	70,682
Unilever Indonesia	1,378,900	139,372
		1,637,311
Ireland — 1.42%
Experian	134,248	4,524,643
Kingspan Group	63,716	5,826,857
Ryanair Holdings ADR	99,443	6,438,934
		16,790,434
Israel — 0.50%
Bank Hapoalim	52,965	1,221,663
Bank Leumi Le-Israel	22,680	507,547
Check Point Software Technologies †	30,454	4,002,569
Wix.com †	5,031	228,256
		5,960,035
Italy — 1.59%
Banca Mediolanum	64,936	1,618,289
Caltagirone	1,053	12,268
Eni	118,323	2,776,055
FinecoBank Banca Fineco	326,877	8,218,994
Leonardo	1,894	101,690
Technoprobe †	151,688	6,086,642
		18,813,938
Japan — 10.83%
A&D HOLON Holdings	6,300	112,903
Achilles	155	1,111
Adtec Plasma Technology	2,000	49,728
Advantest	2,400	493,748
Airtrip	4,900	23,052
Akatsuki	2,700	48,178
Alps Alpine	26,800	340,107

4    NQ- OPTIE [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Anest Iwata	7,200	$ 75,243
Arisawa Manufacturing	3,500	56,766
Astellas Pharma	89,000	1,190,523
Avant Group	2,000	13,445
Axell	1,200	8,408
Bank of Saga	2,500	81,675
BIPROGY	6,700	176,427
Buffalo	3,400	51,338
Business Brain Showa-Ota	5,400	33,153
Computer Engineering & Consulting	4,100	53,286
CTS	3,700	19,017
Daihatsu Infinearth MFG	2,300	36,564
Daiichi Sankyo	59,300	953,559
Daiwa	299	3,028
Digital Hearts Holdings	3,500	15,833
Disco	2,000	1,040,468
Doshisha	3,300	57,871
Eisai	102,600	2,586,367
Elecom	23,100	254,752
en	24,100	169,285
ENEOS Holdings	108,200	800,936
Enomoto	1,400	27,069
Fabrica Holdings	2,500	35,237
Fuji Electric	1,100	93,175
Fujitsu	33,510	665,844
Furukawa Electric	32,000	962,470
Future	3,600	33,984
GMO GlobalSign Holdings	2,000	24,352
Hennge	12,500	88,044
Hitachi	18,100	500,937
Hoya	18,400	2,967,945
Ichiken	6,200	100,772
Ichikoh Industries	9,200	28,534
ID Holdings	6,000	39,677
Iriso Electronics	2,500	45,152
Iseki & Co.	3,800	40,919
Itfor	8,900	87,813
ITmedia	3,600	25,589
JAC Recruitment	21,439	112,909
Japan Exchange Group	77,100	975,772
Japan Medical Dynamic Marketing	14,400	78,262
Japan Post Bank	200,100	3,808,373
Japan Post Holdings	268,500	3,608,952
Japan System Techniques	7,771	79,225
JK Holdings	3,600	31,795
Kanamoto	3,900	128,219
Keyence	12,700	6,419,689
Kioxia Holdings †	6,600	3,836,118
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Kita-Nippon Bank	2,200	$ 73,670
KNT-CT Holdings	5,100	56,275
Koa	6,500	117,981
KPP Group Holdings	8,200	52,128
LIFULL	13,500	16,372
Marufuji Sheet Piling	3,500	18,418
Marvelous	9,000	23,472
Maxell	9,300	122,800
Mazda Motor	69,000	461,477
Miroku Jyoho Service	14,900	159,343
Mitani Sangyo	10,400	44,974
Mitsubishi Electric	20,000	733,490
Mitsubishi Materials	6,900	185,278
Mitsubishi Research Institute	6,400	175,391
MIXI	19,200	320,294
Mizuho Financial Group	99,000	4,754,852
Money Forward †	102,200	2,761,004
MonotaRO	246,300	2,801,333
Moriroku	4,500	65,416
Murata Manufacturing	35,200	2,526,825
Nachi-Fujikoshi	2,400	88,678
NEC	11,400	275,222
NEOJAPAN	3,500	33,671
NGK	12,300	579,689
NIDEC †	10,700	175,873
Nihon M&A Center Holdings	776,500	3,055,900
Nintendo	52,700	2,215,509
Nippon Light Metal Holdings	3,100	52,435
Nippon Paint Holdings	672,600	4,387,088
Nippon Shinyaku	5,400	133,716
Nisso Holdings	8,800	31,559
Nitto Seiko	6,000	28,423
Ogaki Kyoritsu Bank	1,300	58,698
Okinawa Financial Group	3,700	145,862
Ono Pharmaceutical	32,400	476,263
Optex Group	1,500	39,053
Optim †	3,900	9,521
Oro	1,600	19,319
Osaki Electric	12,200	112,869
PR Times	2,200	31,015
Recruit Holdings	136,300	9,483,614
Rheon Automatic Machinery	4,500	40,830
Ricoh	109,900	957,523
Ryobi	1,700	27,330
Sanko Gosei	4,500	21,078
Sekisui Kasei	7,100	23,295
SEMITEC	1,800	22,773
SERAKU	1,100	8,028
Shibuya	1,600	43,967
Shikoku Bank	4,500	83,830
NQ- OPTIE [0626] 0826 (5831270)    5

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Shima Seiki Manufacturing	4,900	$ 26,131
Shimano	22,500	2,399,858
Shimizu Bank	1,600	23,369
Shindengen Electric Manufacturing	1,400	32,888
Shinwa	1,300	25,715
SMC	13,000	5,812,121
SMK	1,300	25,272
Sodick	12,100	145,643
SoftBank Group	121,300	4,499,417
Softcreate Holdings	2,100	22,454
Sony Group	392,500	7,898,695
Startia Holdings	1,700	31,758
Sumitomo Metal Mining	19,300	895,147
Sumitomo Mitsui Financial Group	96,700	3,790,549
Sumitomo Mitsui Trust Group	212,900	7,949,681
Suzuki	1,300	26,301
System Support Holdings	2,800	16,820
Taiko Bank	2,400	40,926
Taoka Chemical	3,300	13,967
TDK	46,900	1,052,170
Teikoku	1,600	30,849
Tocalo	8,700	176,130
Tochigi Bank	15,400	88,987
Tokyo Electron	34,100	16,533,527
Toli	12,100	50,450
Topy Industries	1,300	21,783
Towa Bank	3,900	35,247
Trend Micro	37,700	1,396,740
Tsubakimoto Chain	13,800	219,047
Ubicom Holdings	4,200	24,711
Uchida Yoko	3,000	36,811
Unicharm	525,600	3,045,817
Unipres	6,200	46,385
Vector	7,200	77,996
Yokowo	3,600	137,608
Yushin	6,700	28,491
Zenrin	7,200	38,481
ZIGExN	29,300	69,021
		128,513,985
Kazakhstan — 0.30%
Kaspi.KZ JSC ADR	41,275	3,576,066
		3,576,066
Malaysia — 0.15%
Hap Seng Plantations Holdings	3,151	1,808
IOI	70,000	72,595
Kee Ming Group †	141,400	63,665
Kuala Lumpur Kepong	49,900	259,186
	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia (continued)
Lingkaran Trans Kota Holdings =, †	42,600	$ 39
Petronas Dagangan	28,700	133,030
RHB Bank	97,300	197,803
SD Guthrie	729,200	1,069,434
Ta Ann Holdings	2,931	3,803
		1,801,363
Mexico — 0.33%
Fomento Economico Mexicano ADR	30,497	3,900,566
		3,900,566
Monaco — 0.04%
Costamare	20,632	289,261
Safe Bulkers	20,624	130,137
		419,398
Netherlands — 6.50%
ABN AMRO Bank CVA	248,438	10,566,525
Adyen †	4,303	4,036,719
Argenx †	4,237	3,927,124
ASM International	3,931	4,520,577
ASML Holding	6,702	13,271,139
ASML Holding	5,031	10,008,873
BE Semiconductor Industries	6,406	2,115,596
Euronext	3,663	585,901
HAL Trust	349	65,805
IMCD	51,912	4,694,084
ING Groep	436,565	13,775,074
Koninklijke Ahold Delhaize	34,042	1,369,931
Koninklijke Philips	43,066	1,171,165
Magnum Ice Cream †	153,524	2,670,764
NN Group	49,301	4,322,164
TKH Group CVA	872	43,571
		77,145,012
New Zealand — 0.03%
Fisher & Paykel Healthcare	12,835	285,122
		285,122
Norway — 0.79%
DOF Group	28,285	324,898
Frontline	25,062	871,907
MPC Container Ships	28,277	72,417
Norsk Hydro	328,192	2,969,738
Pexip Holding	12,658	100,742
Salmar	80,562	3,770,426
Var Energi	316,360	1,310,802
		9,420,930

6    NQ- OPTIE [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common StocksΔ (continued)
Panama — 0.36%
Copa Holdings Class A	27,522	$ 4,281,598
		4,281,598
Peru — 0.68%
Cia de Minas Buenaventura ADR	36,751	1,076,437
Credicorp	17,427	6,789,211
Intercorp Financial Services	3,661	208,530
		8,074,178
Philippines — 0.01%
Ginebra San Miguel	31,190	133,664
		133,664
Poland — 1.38%
Asseco Poland	3,648	162,421
Bank Polska Kasa Opieki	34,628	2,109,742
KGHM Polska Miedz	33,191	2,933,273
ORLEN	207,952	6,992,077
PGE Polska Grupa Energetyczna †	494,362	1,242,944
Powszechny Zaklad Ubezpieczen	88,044	1,538,530
Unimot	192	8,432
Warsaw Stock Exchange	12,650	298,879
XTB	25,899	736,391
Zabka Group †	48,348	350,140
		16,372,829
Portugal — 0.00%
Jeronimo Martins	2,004	38,381
		38,381
Russia — 0.00%
GMK Norilskiy Nickel PJSC =, †	1,009,500	0
GMK Norilskiy Nickel PJSC ADR =, †	4	0
		0
Singapore — 1.45%
CNMC Goldmine Holdings	174,700	152,391
CSE Global	322,000	335,215
Delfi	64,800	45,220
Hafnia	4,045	26,439
Samudera Shipping Line	237,400	175,643
Sea ADR †	42,119	4,036,264
Singapore Exchange	221,097	4,125,104
Singapore Technologies Engineering	33,000	265,793
STMicroelectronics	7,389	553,362
United Overseas Bank	241,300	7,430,793
	Number of shares	Value (US $)
Common StocksΔ (continued)
Singapore (continued)
UOB-Kay Hian Holdings	26,500	$ 75,530
		17,221,754
South Africa — 0.89%
Discovery	572,804	9,249,370
Kumba Iron Ore	6,220	110,416
Sasol †	94,884	937,281
Super Group †	77,952	93,086
Vodacom Group	23,799	220,511
		10,610,664
South Korea — 8.24%
AJ Networks	9,444	24,565
BNK Financial Group	55,107	610,142
DIT	4,456	58,765
DNF	4,355	43,653
Dongkuk Holdings †	44,790	50,888
Doosan Bobcat	8,230	332,901
Eugene Technology	1,637	200,735
Exem	20,232	18,703
Hana Financial Group	56,438	4,215,580
KB Financial Group	15,138	1,566,288
KG Chemical	7,227	19,390
Korean Reinsurance	1,886	16,243
LG Electronics	23,064	3,074,817
LG HelloVision †	10,906	11,814
LG Innotek	5,552	3,596,017
LOT Vacuum †	3,978	28,017
LOTTE Himart	3,889	15,922
LX Hausys †	1,640	34,158
MegaStudyEdu	2,610	65,739
NC	1,283	214,984
Neowiz	1,294	14,643
PSK	1,710	222,083
Sambo Corrugated Board	807	4,439
Samsung Electronics	247,558	54,932,438
Seoul Semiconductor †	6,520	47,701
Shinhan Financial Group	27,704	1,737,031
SK	2,040	1,118,661
SK hynix	13,442	23,719,518
TK Chemical †	56,479	57,595
TYM	5,214	20,387
Vieworks	3,337	50,810
WiSoL	9,881	41,248
WONIK IPS	608	67,659
Woori Financial Group	82,927	1,566,194
		97,799,728
Spain — 1.42%
Banco Bilbao Vizcaya Argentaria	239,493	6,029,669
NQ- OPTIE [0626] 0826 (5831270)    7

Schedule of investments
Optimum International Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain (continued)
CaixaBank	634,912	$ 8,995,541
Elecnor	787	35,756
Logista Integral	5,763	222,319
Repsol	64,531	1,612,282
		16,895,567
Sweden — 2.10%
Atlas Copco Class B	275,399	4,882,286
Boliden	2,164	122,274
Careium †	276	774
Paradox Interactive	4	54
Sandvik	63,179	2,608,987
Skandinaviska Enskilda Banken Class A	298,944	5,952,283
SSAB Class B	25,399	234,870
Svenska Handelsbanken Class A	54,169	797,114
Tele2 Class B	88,218	1,535,169
Telefonaktiebolaget LM Ericsson Class B	154,132	1,728,544
Telefonaktiebolaget LM Ericsson ADR	636,954	7,102,037
		24,964,392
Switzerland — 5.24%
ABB	151,685	16,500,193
Cie Financiere Richemont Class A	20,908	4,826,160
Galderma Group	11,979	2,724,595
Logitech International	78,608	7,374,104
Novartis	129,987	20,315,982
Sandoz Group	98,221	8,874,657
Temenos	4,720	386,144
VAT Group	962	843,598
Zehnder Group	4,550	351,089
		62,196,522
Taiwan — 11.61%
Anpec Electronics	19,000	223,161
Arcadyan Technology	207,000	1,254,778
Asustek Computer	180,000	3,994,671
Chin Hsin Environ Engineering	12,000	29,253
China Airlines	124,000	92,761
ChipMOS Technologies	892,000	2,845,098
Chroma ATE	7,000	486,454
Delta Electronics	83,000	5,212,715
Elan Microelectronics	46,000	275,771
Elite Semiconductor Microelectronics Technology	38,000	277,309
Ennoconn	25,000	292,852
Eva Airways	743,000	1,053,654
	Number of shares	Value (US $)
Common StocksΔ (continued)
Taiwan (continued)
Evergreen Marine Taiwan	143,000	$ 830,229
Everlight Electronics	12,000	25,733
Himax Technologies ADR	26,629	408,489
Huaku Development	67,000	215,598
International Games System	52,000	1,295,169
ITE Technology	136,000	684,092
K Laser Technology	41,000	22,321
Kaori Heat Treatment	11,000	544,692
MediaTek	174,000	23,710,061
MPI	5,000	977,859
Novatek Microelectronics	118,000	1,995,587
Nuvoton Technology	28,000	155,677
Pegatron	239,000	632,266
Phison Electronics	40,000	3,097,319
Radiant Opto-Electronics	11,000	30,202
Realtek Semiconductor	157,000	4,007,348
Sercomm	93,000	237,756
Silicon Motion Technology ADR	2,181	726,993
Sitronix Technology	20,000	209,939
Sonix Technology	20,000	39,091
Sporton International	23,000	139,279
Taiwan Semiconductor Manufacturing	958,000	75,576,889
Winbond Electronics	214,000	1,437,738
Wowprime	23,000	178,921
Zhen Ding Technology Holding	228,000	4,592,546
		137,810,271
Thailand — 1.32%
Bangkok Bank NVDR	728,500	3,948,909
Betagro NVDR	183,000	114,320
Digital Telecommunications Infrastructure Fund Class F	49,800	15,141
Eastern Polymer Group NVDR	316,800	55,226
IRPC NVDR	1,746,500	96,251
Kasikornbank NVDR	521,700	3,430,788
KCG NVDR	89,000	27,058
Krung Thai Bank NVDR	599,700	688,371
PTT Exploration & Production NVDR	1,561,400	6,275,194
PTT Global Chemical NVDR	574,800	581,562
Star Petroleum Refining NVDR	264,800	60,579
Stecon Group NVDR	674,100	368,584
Susco NVDR	219,300	14,153
		15,676,136
Türkiye — 0.01%
Torunlar Gayrimenkul Yatirim Ortakligi	67,491	144,840
		144,840

8    NQ- OPTIE [0626] 0826 (5831270)

	Number of shares	Value (US $)
Common StocksΔ (continued)
United Arab Emirates — 1.11%
Abu Dhabi Commercial Bank PJSC	354,175	$ 1,395,453
Abu Dhabi National Oil for Distribution PJSC	227,844	243,277
Dubai Islamic Bank PJSC	395,091	801,662
Emaar Development PJSC	193,095	727,504
Emaar Properties PJSC	1,413,426	4,593,902
Emirates NBD Bank PJSC	344,711	2,778,244
Emirates Telecommunications Group PJSC	31,347	163,996
First Abu Dhabi Bank PJSC	439,515	2,036,317
NMDC Energy	387,398	314,510
Orascom Construction	1,344	19,728
Talabat Holding	204,249	68,402
		13,142,995
United Kingdom — 1.25%
AstraZeneca	11,906	2,257,616
Barclays ADR	168,009	4,512,722
Central Asia Metals	10,135	17,828
Costain Group	9,855	27,125
Gem Diamonds †	5,047	241
Greggs	19	403
Investec	289,188	2,307,501
NatWest Group	58,650	517,525
Unilever	87,051	5,228,946
		14,869,907
United States — 4.65%
BP ADR	292,132	10,794,277
CRH	69,134	7,397,338
DHT Holdings	37,288	616,371
GSK ADR	70,084	3,673,803
Roche Holding	72,625	29,855,148
Spotify Technology †	6,088	2,795,184
		55,132,121
Total Common Stocks (cost $894,220,370)		1,172,725,271

Preferred Stock — 0.07%Δ
Brazil — 0.07%
Usinas Siderurgicas de Minas Gerais Class A †, ω	476,200	777,631
Total Preferred Stock (cost $655,091)		777,631

Exchange-Traded Funds — 0.28%
iShares MSCI Canada ETF	3,380	194,823
iShares MSCI EAFE ETF	20,459	2,125,281
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
iShares MSCI Emerging Markets ETF	15,530	$ 1,062,408
Total Exchange-Traded Funds (cost $3,245,642)		3,382,512

Rights — 0.00%Δ
Malaysia — 0.00%
YTL †	48,900	6,476
YTL Power International †	52,326	22,201
Total Rights (cost $0)		28,677

Warrants — 0.00%Δ
Canada — 0.00%
Constellation Software =, †	2,870	0
Total Warrants (cost $0)		0

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	737,759	737,759
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	737,760	737,760
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	737,760	737,760
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	737,760	737,760
Total Short-Term Investments (cost $2,951,039)		2,951,039

Total Value of Securities—99.41% (cost $901,072,142)		1,179,865,130
Receivables and Other Assets Net of Liabilities — 0.59%		7,033,708
Net Assets Applicable to 65,203,122 Shares Outstanding — 100.00%		$1,186,898,838

NQ- OPTIE [0626] 0826 (5831270)    9

Schedule of investments
Optimum International Fund
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
ω	Perpetual security with no stated maturity date.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2026, the aggregate value of restricted securities was $71,080, which represented 0.01% of the Fund’s net assets. See table below for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Acevector Limited	5/7/14	$999,482	$53,404
Acevector Limited Series G	10/29/14	396,443	17,676
Total		$1,395,925	$71,080
Summary of abbreviations:
ADR – American Depositary Receipt
CVA – Certified Dutch Certificate
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
JSC – Joint Stock Company
NVDR – Non-Voting Depositary Receipt
PJSC – Private Joint Stock Company
10    NQ- OPTIE [0626] 0826 (5831270)